Intangible assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

Note 8 – INTANGIBLE ASSETS

	December 31, 2021	December 31, 2020
Intangible assets- brand name	$535,815	$536,065
Accumulated amortization	(53,975)	(433)
Intangible assets, net	$481,840	$535,632

The intangible assets mainly include Bo Ling’s Chinese Restaurant, Inc.’s brand name to attract customers and bring in increased revenue to benefit the Company.

During the years ended December 31, 2022, 2021 and 2020, amortization expense amounted to $34,507, $28,253 and $28,217, respectively.

Estimated future amortization expense for land use rights is as follows:

Years ended December 31,	Amortization expense
2023	$53,561
2024	53,561
2025	53,561
2026	53,561
2027	53,561
Thereafter	214,035
$481,840